Note - 9 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 shares	Dec. 31, 2016	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Outstanding options, beginning of year	2,254,172		3,843,105
Number of share options granted in share-based payment arrangement	285,522		227,773
Exercised for cash, options	(45,400)		(691,705)
Exercised cashless, options	(225,000)	(1,125,001)	(1,125,001)
Outstanding options, end of year	2,269,294		2,254,172
Outstanding weighted average exercise price, beginning of year	$ 8.71			$ 8.71
Granted, weighted average exercise price	13.91			17.55
Exercised for cash, weighted average exercise price	8.19			8.79
Exercised cashless, weighted average exercise price	7.46			10.46
Outstanding weighted average exercise price, end of year	$ 9.50			$ 8.71